Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,714	$ 11,856	$ 12,723	$ 10,684	$ 8,056	$ 8,161	$ 7,570	$ 8,779	$ 8,624	$ 7,643	$ 10,000
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 12,365	11,546	12,433	10,475	7,935	8,060	7,478	8,712	8,566	7,623	10,000
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 11,356	$ 10,776	$ 11,702	$ 10,080	$ 7,930	$ 8,186	$ 7,601	$ 8,564	$ 8,421	$ 7,534	$ 10,000